PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,176	Rp 1,600	Rp 2,080
Defined benefit plan actuarial gain (loss) - net of tax	$ 152	2,109	(4,820)	2,375
Pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		840	1,120	1,700
The company | Funded pension
Disclosure of defined benefit plans [line items]
Service costs		259	384	366
Past service cost - plan amendments				94
Plan administration cost		63	62	57
Net interest cost		76	102	66
Net periodic pension benefit cost		398	548	583
Amount charged to subsidiaries under contractual agreements		(36)	(37)	(26)
Net periodic pension benefit cost		362	511	557
Experience adjustments		(677)	329	163
Changes in financial assumptions		1,952	(3,020)	2,699
Changes in demographic assumptions		239
Return on plan assets (excluding amount included in net interest expense)		(398)	1,455	(1,708)
Defined benefit plan actuarial gain (loss) - net of tax		Rp 1,116	Rp (1,236)	Rp 1,154
Discount rate	7.25%	7.25%	8.25%	6.75%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%